Supplier Accounts Payable and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Schedule of Other Current Liabilities
OTHER CURRENT LIABILITIES

(thousands of euros)	6/30/2019	12/31/2018
Social security	13,238	6,343
Tax liabilities	203	448
Other debts	253	1,354
Deferred revenues	5,470	4,360

Total other current liabilities	19,164	12,506